OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER ACCRUED LIABILITIES
Schedule of Other Accrued Liabilities

	2020	2019
Retirement indemnities	2,665	2,444
Provision for warranty costs	368	370
Accruals for payroll and associated taxes	734	738
Conditional government advances	1,097	1,071
Value added tax payable	420	557
Advances received from customers	551	—
Provision for Asset Retirement Obligation (Japan)	113	117
Provision for employee termination indemnities (Korea)	69	56
Others	477	323
Total	6,494	5,676
Less non-current portion	(3,720)	(3,567)
Current portion	2,774	2,109

Schedule of Conditional Advances

2021	6
2022	214
2023	214
2024	214
2025 and thereafter	447
Total	1,097

Schedule of Changes is the Provision for Warranty Costs

	2020	2019
Beginning of year	370	547
Amount used during the year	(268)	(308)
New warranty expenses	266	131
End of year	368	370
Less current portion	(262)	(260)
Long term portion	106	110